Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Summary of the Group's revenues

Revenues	Advertising & Marketing	Other	Total
	(In thousand)

Year ended December 31, 2014	$264,782	$69,390	$334,172

Year ended December 31, 2015	$402,415	$75,476	$477,891

Year ended December 31, 2016	$570,982	$84,818	$655,800